Concentrations	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Concentrations

Note 9. Concentrations

For the three months ended September 30, 2017, no vendors represented greater than 10% of the Company’s purchases. For the three months ended September 30, 2016, two vendors represented 28% and 14% of the Company’s purchases.

Note 9.  Concentrations

For the year ended June 30, 2017, one vendor represented 11% of the Company’s purchases. For the year ended June 30, 2016, two vendors represented 28% and 14% of the Company’s purchases.

The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member]
Concentrations

NOTE 3 – CONCENTRATIONS

For the year ended June 30, 2016, two customers represented 30% and 16% of the Acquired Business’s revenues. For the year ended June 30, 2015, two customers represented 42% and 39% of the Acquired Business’s revenues.

The Research Foundation for the State University of New York ("RF-SUNY") [Member]
Concentrations

NOTE 3 – CONCENTRATIONS

For the nine months ended March 31, 2017, two customers represented 27% and 21% each of the Acquired Business’s revenues. For the nine months ended March 31, 2016, two customers represented 31% and 12% each of the Acquired Business’s revenues.